American Beacon TwentyFour Strategic Income Fund

Supplement dated April 12, 2024

to the

Summary Prospectus, dated November 1, 2023, as previously amended or supplemented

Effective June 30, 2024, Mark Holman of TwentyFour Asset Management (US) LP will retire from his position as a portfolio manager for the American Beacon TwentyFour Strategic Income Fund (the “Fund”). Accordingly, effective as of June 30, 2024, all references to Mr. Holman in the Fund’s Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE